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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs           Atlanta, GA USA              May 11, 2004

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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City Capital, Inc.
FORM 13F
March 31, 2004

                                                                                                               Voting Authority
                                                                                                            ----------------------
                                   Title of                 Value    Shares/  Sh/   Put/  Invstmt Other
Name of Issuer                     class       CUSIP      (x$1000)   Prn Amt  Prn   Call  Dscretn Managers   Sole    Shared  None
------------------------------     --------  ---------    --------   -------- ---   ----  ------- --------  ------   ------  ----
3M COMPANY                         COM       88579Y101         262       3200 SH            Sole               3200
ABERCROMBIE & FITCH CO             COM       002896207        3191      94300 SH            Sole              94300
AMERADA HESS CORP COM              COM       023551104        5510      84410 SH            Sole              84410
BANK OF AMERICA CORP               COM       060505104        4740      58536 SH            Sole              58536
BANK ONE CORP COM                  COM       06423a103         458       8400 SH            Sole               8400
BAXTER INTERNATIONAL               COM       071813109        5958     192890 SH            Sole             192890
BRINKER INTL INC                   COM       109641100        3775      99525 SH            Sole              99525
CARDINAL HEALTH INC                COM       14149y108        4714      68420 SH            Sole              68420
CHEVRONTEXACO CORP COM             COM       166764100         274       3120 SH            Sole               3120
CHOICEPOINT INC                    COM       170388102         321       8428 SH            Sole               8428
CIENA CORP                         COM       171779101        1495     300730 SH            Sole             300730
CITIGROUP INC.                     COM       172967101         391       7571 SH            Sole               7571
COCA COLA CO                       COM       191216100         743      14768 SH            Sole              14768
COLGATE-PALMOLIVE COMPANY          COM       194162103         220       4000 SH            Sole               4000
COLONIAL BANCGROUP INC             COM       195493309         237      12800 SH            Sole              12800
CONOCO PHILLIPS                    COM       20825C104        5598      80195 SH            Sole              80195
DELL INC COM                       COM       24702R101        1970      58590 SH            Sole              58590
DUKE ENERGY CORPORATION            COM       264399106        5720     253110 SH            Sole             253110
EXXON MOBIL CORP                   COM       30231G102         964      23169 SH            Sole              23169
FLEETBOSTON FINANCIAL CORP         COM       339030108        2460      54780 SH            Sole              54780
GENERAL ELECTRIC CO                COM       369604103        4753     155727 SH            Sole             155727
HANCOCK HOLDING COMPANY            COM       410120109         233       7540 SH            Sole               7540
HEALTH MGMT ASSOCIATES INC.-A      COM       421933102        3828     164915 SH            Sole             164915
HOME DEPOT                         COM       437076102        5618     150375 SH            Sole             150375
INTEL CORP                         COM       458140100        2934     107858 SH            Sole             107858
INTL BUSINESS MACHINES             COM       459200101        4290      46710 SH            Sole              46710
JEFFERSON PILOT CORP               COM       475070108        3129      56885 SH            Sole              56885
JOHNSON & JOHNSON                  COM       478160104        5839     115116 SH            Sole             115116
JP MORGAN CHASE & CO               COM       46625H100        4404     104990 SH            Sole             104990
LINCARE HOLDINGS INC               COM       532791100        3773     120090 SH            Sole             120090
M&T BANK CORPORATION               COM       55261f104         217       2410 SH            Sole               2410
MASCO CORP                         COM       574599106         237       7800 SH            Sole               7800
MATTEL INC                         COM       577081102        4083     221440 SH            Sole             221440
MERCANTILE BANKSHARE               COM       587405101        4378     101880 SH            Sole             101880
MERCK & CO INC                     COM       589331107        5507     124616 SH            Sole             124616
MICROSOFT                          COM       594918104        1990      79678 SH            Sole              79678
PEPSICO INC.                       COM       713448108        5243      97365 SH            Sole              97365
PFIZER INC                         COM       717081103        6521     186062 SH            Sole             186062
PINNACLE WEST CAPITAL              COM       723484101        1232      31320 SH            Sole              31320
PROCTER & GAMBLE CO                COM       742718109         917       8740 SH            Sole               8740
SBC COMMUNICATIONS INC             COM       78387g103        4946     201537 SH            Sole             201537
SCHERING PLOUGH CORP               COM       806605101        2632     162280 SH            Sole             162280
SPRINT CORP                        COM       852061100        4339     235450 SH            Sole             235450
SUNTRUST BANKS INC                 COM       867914103         522       7493 SH            Sole               7493
UNUMPROVIDENT CORP                 COM       91529Y106        4389     300005 SH            Sole             300005
WYETH                              COM       983024100         311       8285 SH            Sole               8285
BP AMOCO PLC - SPONS ADR           ADR       055622104         248       4850 SH            Sole               4850
HONDA MOTOR CO LTD - SPONS ADR     ADR       438128308        4999     216020 SH            Sole             216020
NOKIA CORP ADR A                   ADR       654902204        6304     310830 SH            Sole             310830
NORSK HYDRO AS-SPONS ADR           ADR       656531605        4247      60260 SH            Sole              60260
PETROLEO BRASILEIRO S.A.-ADR       ADR       71654V408        4049     120860 SH            Sole             120860
SSGA S&P 500 INDEX FUND #338                 784924888         757   40720.97 SH            Sole           40720.97
REPORT SUMMARY                      52          DATA        155870            0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                              RECORDS